RELATED PARTY TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Apr. 30, 2018	Dec. 31, 2016
Related Party Transaction [Line Items]
Legal expense		$ 46	$ 35	$ 47
Legal fees due	$ 1	1	9
Selling and administrative		33,063	34,924	26,201
Investments	2,130	2,130	255
Line of credit, maximum borrowing amount	10,000	10,000
Arrow [Member]
Related Party Transaction [Line Items]
Selling and administrative	62
Investments	$ 1,750	1,750
Related Party One [Member]
Related Party Transaction [Line Items]
Selling and management services		801	715	254
Related Party Two [Member]
Related Party Transaction [Line Items]
Selling and management services		106	110	95
Related Party Four [Member]
Related Party Transaction [Line Items]
Selling and administrative		39	103
Related Party Three [Member]
Related Party Transaction [Line Items]
Internal audit services		170	155	114
Related Party Five [Member]
Related Party Transaction [Line Items]
Selling and administrative		98	$ 53
Two Related Parties [Member]
Related Party Transaction [Line Items]
Issuance of common stock			750,000
Issuance of stock, per share			$ 0.48
Directors and Officers [Member]
Related Party Transaction [Line Items]
Issuance of common stock					3,000,000	3,350,000
Issuance of stock, per share					$ 0.40	$ 0.66
Board of Directors [Member]
Related Party Transaction [Line Items]
Annual Compensation		50
Board of Directors [Member] | Related Party One [Member]
Related Party Transaction [Line Items]
Board fees		28	$ 15
Board of Directors [Member] | Related Party Four [Member]
Related Party Transaction [Line Items]
Board fees		$ 30	$ 15
Shareholder [Member] | Guarantees facility [Member]
Related Party Transaction [Line Items]
Line of credit, maximum borrowing amount				$ 700		$ 500	$ 1,000